Supplementary Information On Oil And Gas Activities (Unaudited)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Supplementary Information On Oil And Gas Activities (Unaudited)
Note 35. SUPPLEMENTARY INFORMATION ON OIL AND GAS ACTIVITIES (UNAUDITED)
The following information on oil and gas activities has been prepared in accordance with the methodology prescribed by ASC No. 932 “Extractive Activities - Oil and Gas”, as amended by ASU 2010 - 03 “Oil and Gas Reserves, Estimation and Disclosures”, issued by Financial Accounting Standard Board (“FASB”) in January 2010 in order to align the current estimation and disclosure requirements with the requirements set in the Security and Exchange Commision (“SEC”) final rules and interpretations, published on December 31, 2008. This information includes the Company’s oil and gas production activities carried out in Argentina and Mexico.
Costs incurred
The following table presents those costs capitalized as well as expensed that were incurred during the year ended December 31, 2019 and for the period from April 4 to December 31, 2018 (Successor) and from January 1, 2018 to April 3, 2018 and year ended as of December 31, 2017 (Predecessor). The acquisition of properties includes the cost of acquisition of proved or unproved oil and gas properties. Exploration costs include costs necessary for retaining undeveloped properties, seismic acquisition cost, seismic data interpretation, geological modeling, exploration well drilling costs and testing of drilled wells. Development costs include drilling costs and equipment for development wells, the construction of facilities for extraction, treatment and storage of hydrocarbons and all necessary costs to maintain facilities for the existing developed technical volumes.

	Successor For the year ended December 31, 2019		Successor For the period from April 4 to December 31, 2018		Predecessor For the period from January 1 to April 4, 2018	Predecessor For the year ended December 31, 2017
	Argentina	Mexico	Argentina	Mexico	Argentina	Argentina
Acquisition of properties
Proved	—	—	(555,944)	—	—	—
Unproved	—	278	—	(29,681)	—	—

Total property acquisition	—	278	(555,944)	(29,681)	—	—

Exploration	(9)	(667)	(637)	—	(134)	(1,049)
Development	(146,935)	(601)	(131,080)	—	(3,999)	(29,543)

Total costs incurred	(146,944)	(990)	(687,661)	(29,681)	(4,133)	(30,592)

There are no Vista’s nor Vista Argentina’s share in equity method investees’s costs incurred during the periods/years above mentioned. There are not costs incurred directly associated with oil and gas producing activities in Mexico during the predecessors’ periods.
Capitalized cost
The following table presents the capitalized costs as of December 31, 2019, 2018 and 2017, for proved and unproved oil and gas properties, and the related accumulated depreciation as of those dates.

	Successor December 31, 2019		Successor December 31, 2018		Predecessor December 31, 2017
	Argentina	Mexico	Argentina	Mexico	Argentina
Proved properties (1)
Machinery, installations and software licenses	29,757	40	20,602	—	16,996
Oil and gas properties and wells	1,040,250	—	804,752	—	1,061,163
Other uncompleted projects	74,924	601	77,536	—	3,911
Unproved properties	—	29,403	13,157	29,681	—

Gross capitalized costs	1,144,931	30,044	916,047	29,681	1,082,070
Accumulated depreciation	(222,847)	(3)	(74,413)	—	(824,399)

Total net capitalized costs	922,084	30,041	841,634	29,681	257,671

(1)	Includes capitalized amounts related to assets retirement obligations and impairment loss / recovery.
There are no Vista’s nor Vista Argentina’s share in equity method investees’s capitalized costs during the periods/years above mentioned. There are not capitalize costs directly associated with oil and gas producing activities in Mexico during the predecessors’ periods.
Results of operations
The breakdown of results of the operations shown below summarizes revenues and expenses directly associated with oil and gas producing activities for the year ended December 31, 2019 and for the periods from April 4 to December 31, 2018 (Successor) and from January 1, 2018 to April 3, 2018 and for the year ended December 31, 2017 (Predecessor). Income tax for the periods presented was calculated utilizing the statutory tax rates.

	Successor For the year ended December 31, 2019	Successor For the period FromApril 4 to December 31, 2018	Predecessor For the period from January 1, 2018 to April 3, 2018	Predecessor For the year ended December 31, 2017
Revenue from contract with customers	415,976	331,336	44,463	198,075
Surplus Gas Injection Compensation	—	—	291	16,938

Revenue and other income	415,976	331,336	44,754	215,013
Production costs, excluding depreciation
Operating costs and others	(114,431)	(86,245)	(18,367)	(77,461)
Royalties	(61,008)	(50,323)	(6,795)	(28,163)

Total production costs	(175,439)	(136,568)	(25,162)	(105,624)
Exploration expenses	(676)	(637)	(134)	(1,049)
Impairment recovery of Property, Plant and equipment	—	—	—	5,290
Accreation expenses	(1,723)	(897)	(233)	(815)
Depreciation, depletion and amortization	(153,001)	(74,772)	(14,194)	(61,211)

Results of operations before income tax	85,137	118,462	5,031	51,604
Income tax	(25,541)	(35,539)	(1,509)	(18,061)

Results of oil and gas operations	59,596	82,923	3,522	33,543

There is no Vista’s nor Vista Argentina’s share in equity method investee
’s results of operations during the periods/year
abovementioned
. There are no operations directly associated with oil and gas producing activities in Mexico during the periods/year abovementioned
.
Estimated oil and gas reserves
Before April 4, 2018 Vista had no ownership in the oil and gas fields that are subject of this information. Technical volumes as of December 31, 2017 are predecessor’s net (at working interest) reserves volumes, and those volumes are not reserves to the interest of Vista before that date. However, Gaffney, Cline & Associates did carry out a reserves audit at the same properties for Pampa and APCO according to the SEC regulations, and it is those volumes, adjusted to 100% working interest, that are discussed in the following sections. Proved reserves as of December 31, 2018, are Vista’s net proved reserves including PELSA’s predecessor net proved reserves and additional acquisitions and developments. Proved reserves as of December 31, 2019, are Vista’s net proved reserves audited by DeGolyer and MacNaughton.

Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible, from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations, prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. In some cases, substantial investments in new wells and related facilities may be required to recover proved reserves.
The Company believes that its estimates of remaining proved recoverable oil and gas reserve volumes are reasonable and such estimates have been prepared in accordance with the SEC rules and ASC 932, as amended. Accordingly, crude oil prices used to determine proved reserves were the average price during the
12-month
period prior to the ending date of December 31, 2019, 2018 and 2017, determined as an unweighted arithmetic average of the first-day-of-the-month
price for each month within such periods. Additionally, since there are no benchmark market natural gas prices available in Argentina, Vista used average realized gas prices during the year to determine its gas reserves.
The Company’s and its predecessor’s proved reserves and technical volumes estimation as of December 31, 2018 and 2017 was audited by Gaffney, Cline & Associates, an independent petroleum engineering consulting firm, while the Company’s proved reserves as of December 31, 2019 was audited by DeGolyer and MacNaughton. The independent audit covered 100% of the estimated reserves located in areas operated and non-operated
by the Company. Gaffney, Cline & Associates and DeGolyer and MacNaughton audited the proved oil and natural gas reserve estimates in accordance with Rule
4-10
of Regulation
S-X,
promulgated by the SEC, and in accordance with the oil and gas reserves disclosure provisions of ASC Topic 932 of the FASB. We provided all information required during the course of the audit process to Gaffney, Cline & Associates, and DeGolyer and Mac Naughton satisfaction.
Reserves estimations, as well as future production profiles, are often different from the quantities of hydrocarbons which are finally recovered. Theaccuracy of such estimations depends, in general, on the assumptions on which they are based.
Royalties payable to Provinces have not been deducted from reported proved reserves/technical volumes. Gas includes Gas Sales and Consumption.
Hydrocarbon liquid volumes represent crude oil, condensate, gasoline and LPG to be recovered in field separation and plant processing and are reported in millions of stock tank barrels (MMBbl). Natural gas volumes represent expected gas sales and field’s fuel usage and are reported in billion (109) standard cubic feet (Bcf) at standard condition of 14.7 psia and 60°F. Gas volumes result from field separation and processing, being reduced by injection, flare and shrinkage, and include the volume of gas consumed at the field for production operations.

The following tables sets forth the estimated oil (including crude oil, condensate and natural gas liquids) and natural gas proved reserves and technical volumes as of December 31, 2019, 2018 and 2017 to the working interest of Vista in the concessions:

	Proved Reserves as of December 31, 2019
Argentina	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	30.2	108.0	19.2
PROVED Undeveloped	40.6	64.0	11.4

Total proved reserves (developed and undeveloped)	70.8	172.0	30.6

	Proved Reserves as of December 31, 2019
Mexico	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	0.1	0.7	0.2
PROVED Undeveloped	0.1	0.1	0.0

Total proved reserves (developed and undeveloped)	0.2	0.8	0.2

	Proved Reserves as of December 31, 2018
Argentina	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	27.1	103.4	18.4
PROVED Undeveloped	7.1	28.2	5.0

Total proved reserves (developed and undeveloped)	34.2	131.6	23.4

	Proved Reserves as of December 31, 2017
Argentina	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	12.0	51.0	9.1
PROVED Undeveloped	2.4	17.6	3.1

Total proved reserves (developed and undeveloped)	14.4	68.6	12.2

There are no proved developed and undeveloped reserves in the oil and gas property in Mexico as at December 31, 2018 and 2017.
The following table sets forth the reconciliation of the Company’s reserves data between December 31, 2018 and December 31,2019:

	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales (5)	Consumption plus natural gas sales
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2018	34.2	131.6	23.4
Increase (decrease) attributable to:
Revisions of previous estimates (1)	2.4	17.8	3.2
Extension and discoveries (2)	41.0	43.0	7.6
Purchases of proved reserves in place (3)	—	—	—
Production for the year (4)	(6.8)	(20.4)	(3.6)

Reserves as of December 31,2019	70.8	172.0	30.6

(1)	Revisions of previous estimates are mainly driven by a revision of the decline curve of proved developed reserves in Entre Lomas, Jagüel de los Machos and 25 de mayo-Medanito.

(2)	Includes addition of unconventional Bajada del Palo Oeste in Vaca Muerta.

(3)	Without changes.

(4)	Considers Vista Argentina production at WI, except for Aguila Mora production (oil production of 35 bbl./d).

(5)	Natural gas consumption represented 30.1% of consumption plus natural gas sale reported reserves volumes as of December 31, 2018, and 14.1% as of December 31, 2019.

	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Mexico	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2018	—	—	—
Increase (decrease) attributable to:
Revisions of previous estimates	—	—	—
Extension and discoveries	0.2	0.8	0.2
Purchases of proved reserves in place	—	—	—
Production for the year	—	—	—

Reserves as of December 31,2019	0.2	0.8	0.2

The following table sets forth the reconciliation of the Company’s reserves data between January 1, 2018 and December 31, 2018:

	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales (5)	Consumption plus natural gas sales
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Consolidated Entities
Reserves as of January 1, 2018 (*)	14.4	68.6	12.2
Increase (decrease) attributable to:
Revisions of previous estimates (1)	(0.6)	7.5	1.3
Extension and discoveries (2)	4.0	34.2	6.1
Purchases of proved reserves in place (3)	21.1	41.3	7.3
Production for the year (4)	(4.8)	(20.0)	(3.6)

Reserves as of December 31, 2018 (*)	34.2	131.6	23.4

Equity-accounted entities
Reserves as of January 1, 2018	—	—	—
Increase (decrease) attributable to:	—	—	—
Revisions of previous estimates	—	—	—
Extension and discoveries	—	—	—
Purchases of proved reserves in place	—	—	—
Production for the year	—	—	—

Reserves as of December 31, 2018	—	—	—

(*) Includes proved developed reserves: As of January 1, 2018	12.0	51.0	9.1
As of December 31, 2018	27.1	103.4	18.4

(1)
Revisions of previous estimates are mainly driven by a reduction of well performance of proved undeveloped oil-prone
wells, and an increase of well performance of proved undeveloped gas-prone
wells in Entre Lomas and Agua Amarga blocks.

(2)
Includes proved reserves from successor’s developments in unconventional concessions Coirón Amargo Sur Oeste and the unconventional development in Bajada del Palo Oeste. Includes conventional natural gas reserves in Lotena formation in Bajada del Palo Oeste (“BDPO”). Extensions include BDPO and Bajada del Palo Este (“BDPE”) concession extension additional reserves of Crude oil, condensate and natural gas from September 2025 to November 2053.

(3)
Includes proved reserves from successor’s purchases of additional working interest in Agua Amarga concession (Charco del Palenque and Jarrilla Quemada fields), Bajada del Palo (subsequently in November 2018 splitted into two concessions BDPO and BDPO), and Entre Lomas (Rio Negro and Neuquén concession), 55% interest in Coirón Amargo Norte, and 1.5% in Acambuco field.

(4)	Considers predecessor PELSA’s production plus production from the rest of the fields since its acquisition on April 4, 2018.

(5)	Natural gas consumption represented 30.1% of consumption plus natural gas sale reported reserves volumes as of January 1, 2018, and 16.9% as of December 31, 2018.
The following table sets forth the reconciliation of the Company’s reserves data between January 1, 2017 and December 31, 2017:

	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales (1)	Consumption plus natural gas sales
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Technical volumes / Proved reserves (developed and undeveloped)
Consolidated entities
Technical volumes as of January 1, 2017	18.4	64.7	11.5
Increase (decrease) attributable to:
Revisions of previous estimates (2)	(2.1)	14.4	2.6
Extension and discoveries	—	—	—
Purchases of proved reserves in place	—	—	—
Production for the year	(1.8)	(10.3)	(1.8)

Technical volumes as of December 31, 2017	14.5	68.6	12.2

Equity-accounted entities
Reserves as of January 1, 2017	—	—	—
Increase (decrease) attributable to:	—	—	—
Revisions of previous estimates	—	—	—
Extension and discoveries	—	—	—
Purchases of proved reserves in place	—	—	—
Production for the year	—	—	—

Reserves as of December 31, 2017	—	—	—

(*) Includes proved developed reserves: As of January 1, 2017	15.0	53.2	9.5
As of December 31, 2017	12.0	51.0	9.1

(1)	Natural gas consumption represented 35.4% of consumption plus natural gas sale reported reserves volumes as of January 1, 2017, and 30.1% as of December 31, 2017.
(2)
Revisions of previous estimates are mainly driven by a reduction of well performance of proved undeveloped oil-prone
wells and workovers, and an increase of well performance of proved undeveloped gas-prone
wells.

Standardized measure of discounted future net cash flows
The following table discloses estimated future cash flows from future production of proved developed and undeveloped reserves of crude oil, condensate, natural gas liquids and natural gas. As prescribed by SEC Modernization of Oil and Gas Reporting rules and ASC 932 of the FASB Accounting Standards Codification (“ASC”) relating to Extractive Activities—Oil and Gas (formerly SFAS No. 69 Disclosures about Oil and Gas Producing Activities), such future net cash flows were estimated using the twelve-month average of the first-day-of-the-month
reference prices as adjusted for location and quality differentials and using a 10% annual discount factor. Future development and abandonment costs include estimated drilling costs, development and exploitation installations and abandonment costs. These future development costs were estimated based on evaluations made by Vista. The future income tax was calculated by applying the statutory tax rates in effect in Argentina in each period.
This standardized measure is not intended to be and should not be interpreted as an estimate of the market value of the Company’s reserves. The purpose of this information is to give standardized data to help the users of the financial statements to compare different companies and make certain projections. It is important to point out that this information does not include, among other items, the effect of future changes in prices costs and tax rates, which past experience indicates that are likely to occur, as well as the effect of future cash flows from reserves which have not yet been classified as proved reserves, of a discount factor more representative of the value of money over the lapse of time and of the risks inherent to the production of oil and gas. These future changes may have a significant impact on the future net cash flows disclosed bellow. For all these reasons, this information does not necessarily indicate the perception the Company has on the discounted future net cash flows from the reserve of hydrocarbons.

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Future cash inflows	4,457	2,714	982
Future production costs	(1,927)	(1,338)	(711)
Future development and abandonment costs	(748)	(258)	(94)
Future income tax	(410)	(267)	(20)
Undiscounted future net cash flows	1,372	851	157
10% annual discount	(597)	(243)	(40)

Standardized measure of discounted future net cash flows	775	608	116

There is no Vista’s nor Vista Argentina’s share in equity method investees
’ standardized measure of discounted future net cash flows during the year ended December 31, 2018, 2017. There are not estimated cash flows directly associated with oil and gas producing activities in Mexico during the periods/years abovementioned
.
Changes in the standardized measure of discounted future net cash flows
The following table discloses the changes in the standardized measure of discounted future net cash flows for the year ended December 31, 2019 and for the period from April 4 to December 31, 2018 (Successor) and for the period from January 1, 2018 to April 3, 2018 and from January 1, 2017 to December 31, 2017 (Predecessor):

	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 to December 31, 2018	Predecessor For the period from January 1, 2018 to April 3, 2018	Predecessor For the year ended December 31, 2017
Standardized measure of discounted future net cash flows at beginning of year	608	124	116	200
Net change in sales prices and production costs related to future production (1)	(103)	188	—	(148)
Net change in estimated future development costs (2)	(525)	(145)	—	36
Net change due to revisions in quantity estimates (3)	(1)	35	—	17
Net change due to extensions, discoveries and improved recovery (4)	306	16	—	—
Accretion of discount	352	10	3	24
Net Change due to purchases and sales of minerals in place (5)	—	385	—	—
Other	58	20	1	10
Sales of crude oil, NGLs and natural gas produced, net of production costs	6	(67)	(6)	(109)
Previously estimated development costs incurred	151	99	10	30
Net change in income tax (6)	(77)	(57)	1	56

Change in Standardized measure of discounted future net cash flows of the year	167	484	8	(84)

Standardized measure of discounted future net cash flows at end of year	775	608	124	116

(1)
Mainly driven by a decrease in prevailing oil prices from 65.40 US/bbl. by December 31, 2018 to 55.86 US/bbl by December 2019 partially offset by a reduction in average production costs of 25.1%. Mainly driven by an increase in prevailing oil prices from 54.55 US$/bbl by April 4, 2018 to 60.20 US$/bbl by December 31, 2018 and a reduction in production costs. During such period, average production costs went from 27 US$/bbl to 21 US$/bbl. Mainly driven by a decrease in prevailing oil prices from 64.2 US$/bbl by year end 2016 to 54.5 US$/bbl by year end 2017.

(2)
Due to incorporation of a development plan for unconventional developed reserves BDPO. Due to an increase in future activity Charco del Palenque (addition of two new locations), Entre Lomas Río Negro (recategorization of two probable gas workovers to prove developed) and BDPO targeting Vaca Muerta formation (start of development) for the period from April 4 to December 31, 2018. Due to a reduction in future activity because of the above-mentioned decrease in prevailing prices for the period from January 1, 2017 to December 31, 2017 (Predecessor).

(3)
Due to a decrease in proved undeveloped conventional reserves compensated by an increase in proved developed reserves from December 31, 2018 to December 31, 2019. Due to an increase in conventional reserves in Bajada del Palo for the period from April 4 to December 31, 2018. Due to an increase in gas well types for the period from January 1, 2017 to December 31, 2017 (Predecessor).

(4)
Due to the unconventional development in BDPO in 2019, where 8 wells were completed and put into production during the year 2019, that enabled the certification of proved reserves. Due to the initiation of the development of Vaca Muerta formation in BDPO and the extension of the concession.

(5)	Due to the acquisition of: APCO, the non-controlling interest in PELSA, and Medanito-25 de Mayo and Jagüel de los Machos for the period from April 4 to December 31, 2018 (Successor).
(6)
Due to an increase of the expected cash inflows for the period from December 31, 2018 to December 31, 2019. Due to a change in income tax rate which was introduced by the above-mentioned tax reform and a reduction of expected cash inflows for the period from December 31, 2018 to December 31, 2019. Due to an increase of the expected cash inflows for the period from April 4 to December 31, 2018. . Due to a change in income tax rate which was introduced by the above-mentioned tax reform and a reduction of expected cash inflows for the period from January 1, 2017 to December 31, 2017 (Predecessor).